COMBINED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 126,175	[1],[2]	$ 18,363	[1],[2]	$ 50,041	[1]	$ 0	[1]
Accounts receivable (net of allowance for doubtful accounts of $260 and $152 as of December 31, 2014 and 2013, respectively)	16,492	[2]	8,463	[2]
Accounts receivable – affiliate	55,068	[2]	28,610	[2]
Other current assets	1,710	[2]	1,526	[2]
Total current assets	199,445	[2]	56,962	[2]
Property, plant and equipment	1,821,803	[2]	1,453,843	[2]
Less: accumulated depreciation	(216,486)	[2]	(176,415)	[2]
Net property, plant and equipment	1,605,317	[2]	1,277,428	[2]
Other assets	18,057	[2]	17,550	[2]
Total assets	1,822,819	[2]	1,351,940	[2]	999,914
Current liabilities:
Accounts payable	43,785	[2]	20,449	[2]
Due to related party	33,342	[2]	22,177	[2]
Sunrise Merger consideration payable to EQT	0	[2]	110,000	[2]
Accrued interest	8,338	[2]	3	[2]
Accrued liabilities	9,055	[2]	5,539	[2]
Total current liabilities	94,520	[2]	158,168	[2]
Deferred income taxes	78,583	[2]	98,976	[2]
Long-term debt	492,633		0	[2]
Lease obligation	143,828	[2]	133,733	[2]
Other long-term liabilities	7,111	[2]	6,014	[2]
Total liabilities	816,675	[2]	396,891	[2]
Partners’ capital:
Predecessor equity	315,105	[2]	310,861	[2]
Common units (43,347,452 and 30,468,902 units issued and outstanding at December 31, 2014 and 2013, respectively)	1,647,910	[2]	818,431	[2]
Subordinated units (17,339,718 units issued and outstanding at December 31, 2014 and 2013)	(929,374)	[2]	(175,996)	[2]
General partner interest (1,238,514 and 975,686 units issued and outstanding at December 31, 2014 and 2013, respectively)	(27,497)	[2]	1,753	[2]
Total partners’ capital	1,006,144	[1],[2]	955,049	[1],[2]	839,819	[1]	283,939	[1]
Total liabilities and partners’ capital	$ 1,822,819	[2]	$ 1,351,940	[2]

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[2]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.